G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Maximum Outstanding Matching Rights

Maximum outstanding matching rights

As of December 31, 2018 Number of Class B shares	The President and CEO	Other members of the ET
Stock Purchase Plans 2015–2016
Executive Performance Stock Plans 2015–2016	—	125,568

Summary of Performance Criteria

LTV and EPP Performance Criteria

Program Year	Target	Criteria	Weight	Performance Period	Vesting
2018	2018 Group Operating Income	Range (SEK billion): 4.6–9.6	50%	January 1, 2018— December 31, 2018	0%–200% (linear pro-rata)
2018	Absolute TSR	Range: 6%–14%	30%	January 1, 2018— December 31, 2020	0%–200% (linear pro-rata)
2018	Relative TSR	Ranking of Ericsson: 7–2	20%	January 1, 2018— December 31, 2020	0%–200% (linear pro-rata) 1)
2017	Absolute TSR	Range: 6%–14%	50%	January 1, 2017— December 31, 2019	0%–200% (linear pro-rata)
2017	Relative TSR	Ranking of Ericsson: 12–5	50%	January 1, 2017— December 31, 2019	0%–200% (linear pro-rata) 1)

1)

The portion of the performance share awards granted to a participant based on the relative TSR performance condition is subject to fulfillment of the related performance criteria over the performance period compared to Peer Groups consisting of 12 and 18 companies respectively for the program years 2018 and 2017. The vesting of the performance share awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the Peer Group at the end of the performance period.

Summary of LTV Share-Settled Plan

LTV share-settled plan for the President and CEO and Executive Team

Plan (million shares)	Long-term variable compensation programs
	LTV 2018	LTV 2017	Total
Maximum shares required	3.0	3.0	6.0
Granted shares	0.8	0.7	1.5
Increase due to performace condition	0.4	—	0.4
Outstanding number of shares end of 2018	1.2	0.7	1.9
Compensation cost charged during 2018 (SEK million) 1)	17.9	14.7	32.6	1)
Of which the President and CEO:
Granted shares	0.4	0.4	0.8
Outstanding number of shares end of 2018	0.6	0.4	1.0
Compensation cost charged during 2018 (SEK million)	8.6	9.8	18.4

1)	Total compensation cost charged during 2017: SEK 9.9 million.

Summary of Compensation Cost

The cost of the cash-settled plans (EPP and KC Plan) is shown in the table below:

LTV cash-settled plans

(million)	Number of synthetic shares
Plan	LTV 2018	LTV 2017	Total
Executive Performance Plan	1.0	1.9	2.9
Key Contributor Plan	9.4	10.5	19.9

Total	10.4	12.4	22.8

Compensation cost under LTV cash-settled plans

(SEK million)	Compensation cost year 2018
Plan	LTV 2018	LTV 2017	Total
Executive Performance Plan 1)	19.8	110.7	130.5
Key Contributor Plan 2)	155.9	322.9	478.8	3)

Total	175.7	433.6	609.3

1)	Fair value for EPP SEK 98.97 for LTV 2018 and 136.16 (65.68) for LTV 2017.
2)	Fair value for KC Plan SEK 79.98 for LTV 2018 and 81.06 (56.55) for LTV 2017.
3)	Total compensation cost charged during 2017: SEK 170 million.

Summary of Stock Purchase Plans

The table below shows the contribution periods and participation details for ongoing plans as of December 31, 2018.

Stock Purchase Plans

Plan	Contribution period	Number of participants at launch	Take-up rate – percent of eligible employees
Stock Purchase plan 2015	August 2015– July 2016	33,800	31%
Stock Purchase plan 2016	August 2016 – July 2017	31,500	29%

Summary of Executive Performance Stock Plan Targets

Executive Performance Stock Plan targets

	Base year value SEK billion	Year 1	Year 2	Year 3
2016
Growth (Net sales growth)	246.9	Compound annual growth rate of 2%–6%
Margin (Operating income growth)1)	24.8	Compound annual growth rate of 5%–15%
Cash flow (Cash conversion)	—	≥70%	≥70%	≥70%

1)	Excluding extraordinary restructuring charges.

Summary of Shares for All Plans

Shares for LTV 2014–2016

		Stock Purchase Plan, Key Contributor Retention Plan and Executive Performance Stock Plans
Plan (million shares)		2016		2015		2014		Total
Originally designated	A	21.6		23.5		22.8		67.9
Outstanding beginning of 2018	B	21.6		15.4		6.7		43.7
Awarded during 2018	C	—		—		—		—
Exercised/matched during 2018	D	1.5		3.6		6.5		11.6
Forfeited/expired during 2018	E	1.4		2.3		0.2		3.9
Outstanding end of 2018 1)	F=B+C–D–E	18.7		9.5		—		28.2
Compensation costs charged during 2018 (SEK million) 3)	G	321.7	2)	260.4	2)	62.8	2)	644.9

1)

Shares under the Executive Performance Stock Plans were based on the fact that the 2014 plan came out at 33%, in casu 67% lapsed and that the 2015 plan vested for 22% and lapsed for 78%. For the other ongoing plans, cost is estimated.

2)

Share price is calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party. For shares under the Executive Performance Stock Plans, the company makes a forecast for the fulfillment of the financial targets for all ongoing plans except for 2014 and 2015 plans as disclosed under 1) when calculating the compensation cost.

3)	Total compensation costs charged during 2017: SEK 876 million, 2016: SEK 957 million.